Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2022	Dec. 31, 2021
States and Multilateral development banks
Risk information
Percentage of liquidity investments	46.00%	40.00%
Local governments
Risk information
Percentage of liquidity investments	37.00%	23.00%
Covered bonds
Risk information
Percentage of liquidity investments	16.00%	19.00%
Financial institutions
Risk information
Percentage of liquidity investments	1.00%	15.00%
Corporates
Risk information
Percentage of liquidity investments		3.00%